Risk Management - Disclosure of ECL under 100% weighted scenarios for key modelled portfolios (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 1,204,773	£ 1,172,063
Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(3,860)	(4,514)
Accumulated impairment | Co-branded Card portolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(300)	0
Loans and advances at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 144,827	£ 146,201
Loans and advances at amortised cost | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	4.90%	5.80%
Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 144,827	£ 146,201
Coverage ratio	2.30%	2.70%
Loans and advances at amortised cost | Stage 1 | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.20%	1.10%
Loans and advances at amortised cost | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 132,198	£ 132,652
Coverage ratio	0.40%	0.50%
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	18.40%	10.00%
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 10,591	£ 11,698
Coverage ratio	9.10%	11.20%
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	73.90%	72.70%
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 2,038	£ 1,851
Coverage ratio	47.80%	51.00%
Loans and advances at amortised cost | Gross exposure | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 10,033	£ 4,091
Loans and advances at amortised cost | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	148,247	150,218
Loans and advances at amortised cost | Gross exposure | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	132,689	133,262
Loans and advances at amortised cost | Gross exposure | Stage 1 | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	8,586	3,182
Loans and advances at amortised cost | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	132,689	133,262
Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	11,654	13,175
Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2 | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,225	733
Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	11,654	13,175
Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3,904	3,781
Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3 | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	222	176
Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3,904	3,781
Loans and advances at amortised cost | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(489)	(236)
Loans and advances at amortised cost | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(3,420)	(4,017)
Loans and advances at amortised cost | Accumulated impairment | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(491)	(610)
Loans and advances at amortised cost | Accumulated impairment | Stage 1 | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(99)	(35)
Loans and advances at amortised cost | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(491)	(610)
Loans and advances at amortised cost | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,063)	(1,477)
Loans and advances at amortised cost | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(226)	(73)
Loans and advances at amortised cost | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,063)	(1,477)
Loans and advances at amortised cost | Accumulated impairment | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,866)	(1,930)
Loans and advances at amortised cost | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(164)	(128)
Loans and advances at amortised cost | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,866)	(1,930)
Retail mortgages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,956	8,002
Retail mortgages | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 4,956	£ 8,002
Coverage ratio	0.80%	4.30%
Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 4,529	£ 7,246
Coverage ratio	0.20%	0.20%
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 149	£ 361
Coverage ratio	0.70%	7.20%
Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 278	£ 395
Coverage ratio	10.30%	44.80%
Retail mortgages | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 4,997	£ 8,362	£ 11,798
Retail mortgages | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,997	8,362
Retail mortgages | Gross exposure | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,537	7,257	10,458
Retail mortgages | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,537	7,257
Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	150	389	362
Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	150	389
Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	310	716	978
Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	310	716
Retail mortgages | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(41)	(360)	(393)
Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(41)	(360)
Retail mortgages | Accumulated impairment | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(8)	(11)	(12)
Retail mortgages | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(8)	(11)
Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1)	(28)	(25)
Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1)	(28)
Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(32)	(321)	(356)
Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(32)	(321)
Retail credit cards
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	19,749	£ 24,511
Retail credit cards | Co-branded Card portolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 5,970
Coverage ratio	4.30%	0.00%
Retail credit cards | German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 2,192	£ 2,034
Coverage ratio	5.00%	5.70%
Retail credit cards | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 19,749	£ 24,511
Coverage ratio	11.50%	10.20%
Retail credit cards | Stage 1 | Co-branded Card portolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.20%	0.00%
Retail credit cards | Stage 1 | German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.90%	0.90%
Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 17,295	£ 21,903
Coverage ratio	1.90%	1.80%
Retail credit cards | Lifetime expected credit losses | Stage 2 | Co-branded Card portolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	23.40%	0.00%
Retail credit cards | Lifetime expected credit losses | Stage 2 | German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	9.40%	9.20%
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 2,146	£ 2,312
Coverage ratio	27.30%	33.00%
Retail credit cards | Lifetime expected credit losses | Stage 3 | Co-branded Card portolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	80.70%	0.00%
Retail credit cards | Lifetime expected credit losses | Stage 3 | German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	74.20%	73.90%
Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 308	£ 296
Coverage ratio	82.10%	80.60%
Retail credit cards | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 22,306	£ 27,287	27,678
Retail credit cards | Gross exposure | Co-branded Card portolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	6,241	0
Retail credit cards | Gross exposure | German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,308	2,158
Retail credit cards | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	22,306	27,287
Retail credit cards | Gross exposure | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	17,629	22,315	22,669
Retail credit cards | Gross exposure | Stage 1 | Co-branded Card portolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	5,495	0
Retail credit cards | Gross exposure | Stage 1 | German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,908	1,621
Retail credit cards | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	17,629	22,315
Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,953	3,450	3,880
Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2 | Co-branded Card portolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	689	0
Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2 | German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	307	445
Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,953	3,450
Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,724	1,522	1,129
Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 | Co-branded Card portolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	57	0
Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 | German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	93	92
Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,724	1,522
Retail credit cards | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(2,557)	(2,776)	(2,276)
Retail credit cards | Accumulated impairment | Co-branded Card portolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(271)	0
Retail credit cards | Accumulated impairment | German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(116)	(124)
Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(2,557)	(2,776)
Retail credit cards | Accumulated impairment | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(334)	(412)	(331)
Retail credit cards | Accumulated impairment | Stage 1 | Co-branded Card portolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(64)	0
Retail credit cards | Accumulated impairment | Stage 1 | German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(18)	(15)
Retail credit cards | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(334)	(412)
Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(807)	(1,138)	(1,127)
Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Co-branded Card portolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(161)	0
Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2 | German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(29)	(41)
Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(807)	(1,138)
Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,416)	(1,226)	(818)
Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Co-branded Card portolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(46)	0
Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 | German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(69)	(68)
Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,416)	(1,226)
Retail other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3,918	3,366
Retail other | German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 1,328	£ 1,821
Coverage ratio	6.80%	5.80%
Retail other | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 3,918	£ 3,366
Coverage ratio	0.80%	1.30%
Retail other | Stage 1 | German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.40%	1.30%
Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 3,324	£ 2,726
Coverage ratio	0.20%	0.30%
Retail other | Lifetime expected credit losses | Stage 2 | German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	15.00%	11.10%
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 403	£ 367
Coverage ratio	0.20%	0.50%
Retail other | Lifetime expected credit losses | Stage 3 | German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	67.60%	71.40%
Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 191	£ 273
Coverage ratio	11.60%	11.40%
Retail other | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 3,949	£ 3,411	7,962
Retail other | Gross exposure | German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,425	1,933
Retail other | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3,949	3,411
Retail other | Gross exposure | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3,329	2,734	6,915
Retail other | Gross exposure | Stage 1 | German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,134	1,561
Retail other | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3,329	2,734
Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	404	369	524
Retail other | Gross exposure | Lifetime expected credit losses | Stage 2 | German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	220	288
Retail other | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	404	369
Retail other | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	216	308	523
Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 | German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	71	84
Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	216	308
Retail other | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(31)	(45)	(238)
Retail other | Accumulated impairment | German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(97)	(112)
Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(31)	(45)
Retail other | Accumulated impairment | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(5)	(8)	(38)
Retail other | Accumulated impairment | Stage 1 | German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(16)	(20)
Retail other | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(5)	(8)
Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1)	(2)	(29)
Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2 | German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(33)	(32)
Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1)	(2)
Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(25)	(35)	(171)
Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 | German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(48)	(60)
Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(25)	(35)
Corporate loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	116,204	£ 110,322
Corporate loans | Co-branded Card portolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 54
Coverage ratio	8.50%	0.00%
Corporate loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 116,204	£ 110,322
Coverage ratio	0.70%	0.80%
Corporate loans | Stage 1 | Co-branded Card portolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.00%	0.00%
Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 107,050	£ 100,777
Coverage ratio	0.10%	0.20%
Corporate loans | Lifetime expected credit losses | Stage 2 | Co-branded Card portolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	33.30%	0.00%
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 7,893	£ 8,658
Coverage ratio	3.10%	3.40%
Corporate loans | Lifetime expected credit losses | Stage 3 | Co-branded Card portolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	100.00%	0.00%
Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 1,261	£ 887
Coverage ratio	23.80%	28.20%
Corporate loans | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 116,995	£ 111,158	111,545
Corporate loans | Gross exposure | Co-branded Card portolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	59	0
Corporate loans | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	116,995	111,158
Corporate loans | Gross exposure | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	107,194	100,956	100,121
Corporate loans | Gross exposure | Stage 1 | Co-branded Card portolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	49	0
Corporate loans | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	107,194	100,956
Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	8,147	8,967	10,484
Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2 | Co-branded Card portolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	9	0
Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	8,147	8,967
Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,654	1,235	940
Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 | Co-branded Card portolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1	0
Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,654	1,235
Corporate loans | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(791)	(836)	(872)
Corporate loans | Accumulated impairment | Co-branded Card portolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(5)	0
Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(791)	(836)
Corporate loans | Accumulated impairment | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(144)	(179)	(304)
Corporate loans | Accumulated impairment | Stage 1 | Co-branded Card portolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1)	0
Corporate loans | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(144)	(179)
Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(254)	(309)	(275)
Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Co-branded Card portolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(3)	0
Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(254)	(309)
Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(393)	(348)	£ (293)
Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Co-branded Card portolio | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1)	0
Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(393)	(348)
Total weighted model ECL | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(3,712)	(3,998)
Total weighted model ECL | Loans and advances at amortised cost | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(3,700)	(4,000)
Total weighted model ECL | Weighted | Loans and advances at amortised cost | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (3,712)	£ (3,998)
Total weighted model ECL | Weighted | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.10%
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	8.40%
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	55.90%
Total weighted model ECL | Weighted | Retail mortgages | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 9	£ 2,858
Total weighted model ECL | Weighted | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3	357
Total weighted model ECL | Weighted | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	25	558
Total weighted model ECL | Weighted | Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(5)	(346)
Total weighted model ECL | Weighted | Retail mortgages | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	(4)
Total weighted model ECL | Weighted | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	(30)
Total weighted model ECL | Weighted | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (5)	£ (312)
Total weighted model ECL | Weighted | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.90%	0.90%
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	22.30%	25.80%
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	76.60%	77.00%
Total weighted model ECL | Weighted | Retail credit cards | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 45,377	£ 49,088
Total weighted model ECL | Weighted | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,591	4,624
Total weighted model ECL | Weighted | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,005	1,596
Total weighted model ECL | Weighted | Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(2,981)	(2,866)
Total weighted model ECL | Weighted | Retail credit cards | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(422)	(446)
Total weighted model ECL | Weighted | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,024)	(1,191)
Total weighted model ECL | Weighted | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (1,535)	£ (1,229)
Total weighted model ECL | Weighted | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Weighted | Retail other | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 0	£ 0
Total weighted model ECL | Weighted | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Weighted | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Weighted | Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Weighted | Retail other | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Weighted | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Weighted | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 0	£ 0
Total weighted model ECL | Weighted | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.20%
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.60%	2.60%
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	73.50%	64.40%
Total weighted model ECL | Weighted | Corporate loans | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 193,873	£ 157,168
Total weighted model ECL | Weighted | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	17,769	19,630
Total weighted model ECL | Weighted | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	34	45
Total weighted model ECL | Weighted | Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(726)	(786)
Total weighted model ECL | Weighted | Corporate loans | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(237)	(241)
Total weighted model ECL | Weighted | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(464)	(516)
Total weighted model ECL | Weighted | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(25)	(29)
Total weighted model ECL | Upside 2 | Loans and advances at amortised cost | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (3,490)	£ (3,688)
Total weighted model ECL | Upside 2 | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.10%
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	6.80%
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	16.00%	54.10%
Total weighted model ECL | Upside 2 | Retail mortgages | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 9	£ 2,891
Total weighted model ECL | Upside 2 | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3	324
Total weighted model ECL | Upside 2 | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	25	558
Total weighted model ECL | Upside 2 | Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(4)	(328)
Total weighted model ECL | Upside 2 | Retail mortgages | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	(4)
Total weighted model ECL | Upside 2 | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	(22)
Total weighted model ECL | Upside 2 | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (4)	£ (302)
Total weighted model ECL | Upside 2 | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.90%	0.90%
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	21.60%	24.50%
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	74.60%	74.80%
Total weighted model ECL | Upside 2 | Retail credit cards | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 45,328	£ 49,021
Total weighted model ECL | Upside 2 | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,516	4,535
Total weighted model ECL | Upside 2 | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,005	1,596
Total weighted model ECL | Upside 2 | Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(2,882)	(2,730)
Total weighted model ECL | Upside 2 | Retail credit cards | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(410)	(423)
Total weighted model ECL | Upside 2 | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(976)	(1,113)
Total weighted model ECL | Upside 2 | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (1,496)	£ (1,194)
Total weighted model ECL | Upside 2 | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Upside 2 | Retail other | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 0	£ 0
Total weighted model ECL | Upside 2 | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Upside 2 | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Upside 2 | Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Upside 2 | Retail other | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Upside 2 | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Upside 2 | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 0	£ 0
Total weighted model ECL | Upside 2 | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.20%	2.20%
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	73.50%	64.40%
Total weighted model ECL | Upside 2 | Corporate loans | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 194,752	£ 159,242
Total weighted model ECL | Upside 2 | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	16,740	17,386
Total weighted model ECL | Upside 2 | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	34	45
Total weighted model ECL | Upside 2 | Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(604)	(630)
Total weighted model ECL | Upside 2 | Corporate loans | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(206)	(211)
Total weighted model ECL | Upside 2 | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(373)	(390)
Total weighted model ECL | Upside 2 | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(25)	(29)
Total weighted model ECL | Upside 1 | Loans and advances at amortised cost | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (3,582)	£ (3,818)
Total weighted model ECL | Upside 1 | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.10%
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	7.40%
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	54.80%
Total weighted model ECL | Upside 1 | Retail mortgages | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 9	£ 2,877
Total weighted model ECL | Upside 1 | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3	338
Total weighted model ECL | Upside 1 | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	25	558
Total weighted model ECL | Upside 1 | Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(5)	(335)
Total weighted model ECL | Upside 1 | Retail mortgages | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	(4)
Total weighted model ECL | Upside 1 | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	(25)
Total weighted model ECL | Upside 1 | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (5)	£ (306)
Total weighted model ECL | Upside 1 | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.90%	0.90%
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	21.90%	25.10%
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	75.70%	75.90%
Total weighted model ECL | Upside 1 | Retail credit cards | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 45,352	£ 49,041
Total weighted model ECL | Upside 1 | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,554	4,577
Total weighted model ECL | Upside 1 | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,005	1,596
Total weighted model ECL | Upside 1 | Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(2,933)	(2,796)
Total weighted model ECL | Upside 1 | Retail credit cards | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(417)	(435)
Total weighted model ECL | Upside 1 | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(999)	(1,150)
Total weighted model ECL | Upside 1 | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (1,517)	£ (1,211)
Total weighted model ECL | Upside 1 | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Upside 1 | Retail other | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 0	£ 0
Total weighted model ECL | Upside 1 | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Upside 1 | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Upside 1 | Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Upside 1 | Retail other | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Upside 1 | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Upside 1 | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 0	£ 0
Total weighted model ECL | Upside 1 | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.40%	2.40%
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	73.50%	64.40%
Total weighted model ECL | Upside 1 | Corporate loans | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 194,413	£ 158,560
Total weighted model ECL | Upside 1 | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	17,134	18,125
Total weighted model ECL | Upside 1 | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	34	45
Total weighted model ECL | Upside 1 | Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(644)	(687)
Total weighted model ECL | Upside 1 | Corporate loans | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(215)	(223)
Total weighted model ECL | Upside 1 | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(404)	(435)
Total weighted model ECL | Upside 1 | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(25)	(29)
Total weighted model ECL | Baseline | Loans and advances at amortised cost | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (3,678)	£ (3,962)
Total weighted model ECL | Baseline | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.10%
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	8.10%
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	55.70%
Total weighted model ECL | Baseline | Retail mortgages | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 9	£ 2,856
Total weighted model ECL | Baseline | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3	359
Total weighted model ECL | Baseline | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	25	558
Total weighted model ECL | Baseline | Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(5)	(344)
Total weighted model ECL | Baseline | Retail mortgages | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	(4)
Total weighted model ECL | Baseline | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	(29)
Total weighted model ECL | Baseline | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (5)	£ (311)
Total weighted model ECL | Baseline | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.90%	0.90%
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	22.30%	25.70%
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	76.70%	76.90%
Total weighted model ECL | Baseline | Retail credit cards | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 45,377	£ 49,059
Total weighted model ECL | Baseline | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,590	4,621
Total weighted model ECL | Baseline | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,005	1,596
Total weighted model ECL | Baseline | Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(2,983)	(2,863)
Total weighted model ECL | Baseline | Retail credit cards | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(423)	(447)
Total weighted model ECL | Baseline | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,023)	(1,189)
Total weighted model ECL | Baseline | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (1,537)	£ (1,227)
Total weighted model ECL | Baseline | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Baseline | Retail other | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 0	£ 0
Total weighted model ECL | Baseline | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Baseline | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Baseline | Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Baseline | Retail other | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Baseline | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Baseline | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 0	£ 0
Total weighted model ECL | Baseline | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.20%
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.50%	2.60%
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	73.50%	64.40%
Total weighted model ECL | Baseline | Corporate loans | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 194,151	£ 157,681
Total weighted model ECL | Baseline | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	17,508	19,126
Total weighted model ECL | Baseline | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	34	45
Total weighted model ECL | Baseline | Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(690)	(755)
Total weighted model ECL | Baseline | Corporate loans | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(226)	(238)
Total weighted model ECL | Baseline | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(439)	(488)
Total weighted model ECL | Baseline | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(25)	(29)
Total weighted model ECL | Downside 1 | Loans and advances at amortised cost | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (3,942)	£ (4,223)
Total weighted model ECL | Downside 1 | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.20%
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	9.30%
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	57.20%
Total weighted model ECL | Downside 1 | Retail mortgages | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 9	£ 2,828
Total weighted model ECL | Downside 1 | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3	387
Total weighted model ECL | Downside 1 | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	25	558
Total weighted model ECL | Downside 1 | Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(5)	(360)
Total weighted model ECL | Downside 1 | Retail mortgages | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	(5)
Total weighted model ECL | Downside 1 | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	(36)
Total weighted model ECL | Downside 1 | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (5)	£ (319)
Total weighted model ECL | Downside 1 | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.90%	0.90%
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	23.00%	26.60%
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	78.30%	78.60%
Total weighted model ECL | Downside 1 | Retail credit cards | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 45,429	£ 49,161
Total weighted model ECL | Downside 1 | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,660	4,679
Total weighted model ECL | Downside 1 | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,005	1,596
Total weighted model ECL | Downside 1 | Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(3,071)	(2,957)
Total weighted model ECL | Downside 1 | Retail credit cards | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(431)	(460)
Total weighted model ECL | Downside 1 | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,070)	(1,243)
Total weighted model ECL | Downside 1 | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (1,570)	£ (1,254)
Total weighted model ECL | Downside 1 | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Downside 1 | Retail other | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 0	£ 0
Total weighted model ECL | Downside 1 | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Downside 1 | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Downside 1 | Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Downside 1 | Retail other | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Downside 1 | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Downside 1 | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 0	£ 0
Total weighted model ECL | Downside 1 | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.20%
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	3.10%	2.90%
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	73.50%	64.40%
Total weighted model ECL | Downside 1 | Corporate loans | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 193,208	£ 155,431
Total weighted model ECL | Downside 1 | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	18,576	21,485
Total weighted model ECL | Downside 1 | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	34	45
Total weighted model ECL | Downside 1 | Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(866)	(906)
Total weighted model ECL | Downside 1 | Corporate loans | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(272)	(260)
Total weighted model ECL | Downside 1 | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(569)	(617)
Total weighted model ECL | Downside 1 | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(25)	(29)
Total weighted model ECL | Downside 2 | Loans and advances at amortised cost | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (4,324)	£ (4,569)
Total weighted model ECL | Downside 2 | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.20%
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	9.80%
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	58.60%
Total weighted model ECL | Downside 2 | Retail mortgages | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 9	£ 2,785
Total weighted model ECL | Downside 2 | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3	430
Total weighted model ECL | Downside 2 | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	25	558
Total weighted model ECL | Downside 2 | Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(5)	(374)
Total weighted model ECL | Downside 2 | Retail mortgages | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	(5)
Total weighted model ECL | Downside 2 | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	(42)
Total weighted model ECL | Downside 2 | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (5)	£ (327)
Total weighted model ECL | Downside 2 | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.00%	1.00%
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	23.70%	27.50%
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	79.70%	79.90%
Total weighted model ECL | Downside 2 | Retail credit cards | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 45,462	£ 49,241
Total weighted model ECL | Downside 2 | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,752	4,758
Total weighted model ECL | Downside 2 | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,005	1,596
Total weighted model ECL | Downside 2 | Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(3,163)	(3,057)
Total weighted model ECL | Downside 2 | Retail credit cards | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(438)	(474)
Total weighted model ECL | Downside 2 | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,127)	(1,307)
Total weighted model ECL | Downside 2 | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (1,598)	£ (1,276)
Total weighted model ECL | Downside 2 | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Downside 2 | Retail other | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 0	£ 0
Total weighted model ECL | Downside 2 | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Downside 2 | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Downside 2 | Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Downside 2 | Retail other | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Downside 2 | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Downside 2 | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 0	£ 0
Total weighted model ECL | Downside 2 | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.20%
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	3.70%	3.40%
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	73.50%	64.40%
Total weighted model ECL | Downside 2 | Corporate loans | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 189,985	£ 152,198
Total weighted model ECL | Downside 2 | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	21,956	24,859
Total weighted model ECL | Downside 2 | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	34	45
Total weighted model ECL | Downside 2 | Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,156)	(1,138)
Total weighted model ECL | Downside 2 | Corporate loans | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(318)	(276)
Total weighted model ECL | Downside 2 | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(813)	(833)
Total weighted model ECL | Downside 2 | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(25)	(29)
ECL from individually assessed exposures | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(329)	(289)
ECL from individually assessed exposures | Loans and advances at amortised cost | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(300)	(300)
ECL from non-modelled exposures and others | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(103)	(221)
ECL from debt securities at amortised cost | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(20)	(24)
ECL from held for sale assets | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	282
ECL from post-model management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	22	18
ECL from economic uncertainty adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 0	£ (16)